Business Combination	12 Months Ended
Dec. 31, 2020
Business Combination
Business Combination

23.  Business Combination

Acquisition of Precision Clinic in 2020

On 30 November 2020, the Group acquired a 100% interest in Precision clinic from Shanghai Niufeng and the former minority shareholder, a third-party individual. Precision clinic is a clinic focusing on providing healthcare services. The acquisition was made as part of the Group’s strategy to expand its market share of healthcare in Shanghai. In accordance with the acquisition agreement entered into between the Group and the former shareholders of Precision clinic, the Group paid RMB10,667 in form of cash. Meanwhile, Shanghai Niufeng and the former minority shareholder or their designated related parties should subscribe 117,828 and 39,275 shares of the Company, respectively, at US$8.91, the closing price on 30 November 2020. Therefore, in substance, the acquisition consideration was RMB9,208 in form of ordinary shares of the Company. After the acquisition, Precision clinic should repay the loan to Shanghai Peiyun of RMB22,651, with which Shanghai Peiyun or its designated related party should subscribe 333,611 shares of the Company. The share subscriptions of Shanghai Niufeng and Shanghai Peiyun were prepaid in full by their designated related party, SHH, before 31 December 2020. The share subscription of the former minority shareholder was paid by its designated related party on 4 January 2021. 451,439 and 39,275 ordinary shares of the Company were issued to SHH and a designated related party of the former minority shareholder, respectively, on 5 January 2021.

The fair values of the identifiable assets and liabilities of Precision clinic as at the closing date were as follows:

Fair value recognized on acquisition
Property and equipment	5,419
Inventories	118
Trade receivables	613
Other current assets	153
Other non-current assets	860
Cash and cash equivalents	331
Trade payables	(144)
Contract liabilities	(667)
Accrued expenses and other current liabilities	(637)
Amount due to related parties	(29,105)
Deferred tax liabilities	(522)
Total identifiable net assets at fair value	(23,581)

Goodwill on acquisition	32,789

The fair values of the trade receivables and other receivables as at the date of acquisition amounted to RMB613 and RMB142,  respectively, of which nil is expected to be uncollectible.

The Group incurred transaction costs of RMB80 for this acquisition. These transaction costs have been expensed and are included in other operating expenses in the consolidated statement of profit or loss and other comprehensive income/(loss).

No right-of-use assets or lease liabilities were recognized as the lease of Precision clinic is qualified as short-term lease as of the acquisition date. There were no favourable or unfavourable terms of the leases relative to market terms.

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:

Cash and bank balances acquired	331
Net inflow of cash and cash equivalents included in cash flows from investing activities	(10,336)

Transaction costs of the acquisition	(30)
(10,366)

Since the acquisition, Precision clinic contributed RMB474 to the Group’s revenue and RMB719 to the consolidated loss for the year ended 31 December 2020.

Had the combination taken place at the beginning of 2020, the revenue and the loss of the Group for the year ended 2020 would have been RMB2,263,538 and RMB434,223, respectively.

Business Combination in 2019

On 18 December 2019, NFH consummated the Business Combination (Note 1) to integrate the Partnership, a private healthcare provider in the PRC with a nationwide footprint. The purchase consideration for the Business Combination consists of cash, issuance of NFH ordinary shares, and issuance of NFH Awards. The fair values of the identifiable assets and liabilities of the Partnership and its subsidiaries as at the Closing Date were as follows:

Fair value recognized
on acquisition
Property and equipment	1,938,737
Intangible assets	2,585,198
Right-of-use assets	1,778,336
Deferred tax assets	59,483
Other non-current assets	96,585
Inventories	57,910
Trade receivables	248,631
Amounts due from related parties	143
Prepayments and other current assets	264,223
Restricted cash	350
Cash and cash equivalents	387,162
Trade payables	(124,480)
Contract liabilities	(353,267)
Accrued expenses and other current liabilities	(756,814)
Amounts due to related parties	(2,193)
Tax payable	(20,584)
Interest-bearing bank borrowings	(394,333)
Lease liabilities	(1,778,336)
Deferred tax liabilities	(682,328)
Other non-current liabilities	(9,462)
Total identifiable net assets at fair value	3,294,961
Non-controlling interests	(237,237)

Goodwill on acquisition	6,056,253

The fair values of the trade receivables as at the date of acquisition amounted to RMB248,631. The gross contractual amounts of trade receivables were RMB330,439, RMB81,808 of which are expected to be uncollectible.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities. There were no favourable or unfavourable terms of the leases relative to market terms.

The following summarizes the total purchase consideration:

	Notes	Value

Cash consideration		7,941,232
Issuance of NFH ordinary shares	(i)	1,036,842
Issuance of NFH Awards	(ii)	135,903
Total consideration
		9,113,977
(i)

NFH issued 14,657,361 ordinary shares as part of the purchase consideration. The fair value of these NFH ordinary shares was US$10.11 per share, which is the closing price of NFH ordinary shares on the Closing Date.

(ii)

3,998,314 NFH Awards were issued to replace the Partnership Awards (Note 22). The acquisition date fair value of the Partnership Awards attributed to pre-combination service was included in the purchase consideration. The acquisition date fair value of the Partnership Awards attributed to post-combination service, and the Incremental Compensation (Note 2.4) of RMB1,253 is recognized as post-combination remuneration expense in the 2019 Successor Period and thereafter.

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:

Cash consideration	(7,941,232)
Cash and bank balances acquired	387,162
Net outflow of cash and cash equivalents included in cash flows from investing activities	(7,554,070)
Transaction costs of the acquisition
(229,057)

(7,783,127)

The Group incurred transaction costs of RMB311,337 for this acquisition. Transaction costs of RMB54,470 related to a bank borrowings and issuance of equity instruments were deducted from the proceeds of the corresponding borrowing and equity securities issued. The remaining RMB256,867 is included in operating expenses.

Since the acquisition, the Partnership contributed RMB80,035 to the Group’s revenue and RMB196,987 to the consolidated loss for the 2019 Successor Period.

Had the combination taken place at the beginning of 2019, the revenue and the loss of the Group for the year ended 2019, respectively, would have been RMB2,449,202 and RMB496,318, respectively.